Related Party Transactions (Narrative) (Details) (USD $)	0 Months Ended				1 Months Ended	0 Months Ended		0 Months Ended
	Dec. 15, 2011 Sohu [Member]	Dec. 31, 2012 Shanghai Jingmao [Member]	Dec. 31, 2011 Shanghai Jingmao [Member]	Dec. 31, 2010 Shanghai Jingmao [Member]	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member]	Dec. 31, 2011 17173 Business [Member]	Dec. 15, 2011 17173 Business [Member]	Nov. 29, 2011 17173 Business [Member] Services and Advertising Agreements with Sohu [Member] Sohu [Member]	Nov. 29, 2011 17173 Business [Member] Services and Advertising Agreements with Sohu [Member] Virtual currency payment system services [Member] Sohu [Member]	Nov. 29, 2011 17173 Business [Member] Services and Advertising Agreements with Sohu [Member] All other relevant services and links and advertising space [Member] Sohu [Member]
Related Party Transaction [Line Items]
Fixed cash consideration						$ 162,500,000	$ 162,500,000
Net profit for the transition period						1,300,000
Term of agreement									25 years
Initial term of agreement										3 years
Aggregate fees of agreement								30,000,000
Subsequent term of agreement								22 years
Additional fees of agreement								5,000,000
Promissory note, amount	16,000,000
Promissory note, interest per annum	1.00%
Promissory note, repayment period	1 year
Shareholder loan		$ 0	$ 0	$ 4,983,000
Percentage of acquired equity interest					50.00%
Percentage of voting interest acquired					100.00%